Average Annual Total Returns - Bond Market Index Fund	Class J 1 Year	Class J 5 Years	Class J 10 Years	Institutional Class 1 Year	Institutional Class 5 Years	Institutional Class 10 Years		Institutional Class Return After Taxes on Distributions 1 Year	Institutional Class Return After Taxes on Distributions 5 Years	Institutional Class Return After Taxes on Distributions 10 Years		Institutional Class Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares 10 Years		Class R-1 1 Year	Class R-1 5 Years	Class R-1 10 Years	Class R-3 1 Year	Class R-3 5 Years	Class R-3 10 Years	Class R-4 1 Year	Class R-4 5 Years	Class R-4 10 Years	Class R-5 1 Year	Class R-5 5 Years	Class R-5 10 Years	Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	6.00%	3.68%	2.99%	7.29%	4.16%	3.62%	[1]	1.75%	2.29%	2.23%	[1]	5.85%	2.58%	2.30%	[1]	6.40%	3.26%	2.61%	6.70%	3.57%	2.92%	6.86%	3.81%	3.15%	7.06%	3.91%	3.25%	7.49%	4.43%	3.84%

[1]	During 2014, the Institutional Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.